UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21475

                                                     RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                         Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                                 Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2014 (Unaudited)

Shares		Value

Common Stocks — 96.08%
Brazil — 7.17%
7,400	Banco Bradesco SA ADR	$107,448
7,800	Cia Hering	78,300
4,500	Totvs SA	77,495
5,800	Vale SA ADR	76,734
5,500	WEG SA	69,375

		409,352

Chile — 3.43%
7,894	Cia Cervecerias Unidas SA	92,600
27,500	Embotelladora Andina SA - Class B Preference Shares	103,433

		196,033

China — 9.90%
548	Baidu, Inc. ADR*	102,372
30,000	China Merchants Holdings International Co. Ltd.	93,675
12,500	China Mobile Ltd.	121,409
25,000	China Resources Land Ltd.	45,739
60,000	Guangdong Investment Ltd.	69,294
97,000	Lenovo Group Ltd.	132,515

		565,004

Hong Kong — 7.33%
28,400	AIA Group Ltd.	142,699
5,750	Cheung Kong Holdings Ltd.	102,015
34,000	Samsonite International SA	112,078
15,800	Wynn Macau Ltd.	61,883

		418,675

India — 8.45%
2,800	Dr. Reddy’s Laboratories Ltd. ADR	120,820
6,000	HDFC Bank Ltd. ADR	280,920
1,500	Infosys Ltd. ADR	80,655

		482,395

Indonesia — 4.02%
130,600	Astra International Tbk PT	80,184
73,200	Bank Central Asia Tbk PT	67,975
579,000	Kalbe Farma Tbk PT	81,053

		229,212

Jordan — 1.91%
3,789	Hikma Pharmaceuticals Plc	108,751

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value

Malaysia — 3.95%
54,500	Axiata Group Berhad	$118,304
17,600	Public Bank Berhad	107,326

		225,630

Mexico — 2.37%
10,600	Grupo Financiero Banorte SAB de CV - Series O	75,806
21,200	Kimberly-Clark de Mexico SAB de CV - Series A	59,498

		135,304

Nigeria — 1.12%
360,000	Guaranty Trust Bank Plc	64,053

Peru — 2.49%
915	Credicorp Ltd.	142,255

Philippines — 2.31%
7,060	SM Investments Corp.	131,973

Poland — 1.37%
1,368	Bank Pekao SA	78,356

South Africa — 10.61%
2,213	Aspen Pharmacare Holdings Ltd.	62,225
17,471	Clicks Group Ltd.	104,330
8,419	Discovery Ltd.	76,921
4,000	Mr. Price Group Ltd.	68,009
1,316	Naspers Ltd.	154,950
2,400	SABMiller Plc	139,165

		605,600

South Korea — 13.28%
947	Coway Co. Ltd.	79,262
1,380	Halla Visteon Climate Control Corp.	62,500
799	Hyundai Motor Co. - Preference Shares	119,652
116	Samsung Electronics Co. Ltd.	151,490
95	Samsung Electronics Co. Ltd. - Preference Shares	99,550
300	Samsung Fire & Marine Insurance Co. Ltd.	76,355
438	Samsung Fire & Marine Insurance Co. Ltd. - Preference Shares	71,863
2,110	Shinhan Financial Group Co. Ltd.	97,348

		758,020

Taiwan — 10.27%
3,000	Airtac International Group	32,305
9,000	Delta Electronics, Inc.	65,548
6,500	Giant Manufacturing Co. Ltd.	50,629
8,736	Standard Foods Corp. GDR	121,311

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value

11,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$250,263
37,000	Uni-President Enterprises Corp.	66,454

		586,510

Thailand — 2.00%
29,500	Central Pattana Public Co. Ltd. - FOR	44,581
55,000	Tisco Financial Group Public Co. Ltd. - FOR	69,464

		114,045

Turkey — 1.68%
35,379	Enka Insaat Ve Sanayi AS	96,039

United Arab Emirates — 2.42%
13,156	Dragon Oil Plc	137,941

Total Common Stocks		5,485,148

(Cost $5,047,432)

Equity Linked Securities — 1.23%
India — 1.23%
1,605	Hero Motocorp Ltd.	70,307

Total Equity Linked Securities		70,307

(Cost $56,155)

Preferred Stock — 0.45%
China — 0.45%
6,600	China Merchants Holdings International Co. Ltd.(a)	25,768

Total Preferred Stock		25,768

(Cost $25,761)

Investment Company — 2.87%
163,696	Dreyfus Cash Management, Institutional Shares	163,696

Total Investment Company		163,696

(Cost $163,696)

Total Investments		$5,744,919
(Cost 5,293,044)(b) — 100.63%

Liabilities in excess of other assets — (0.63)%		(35,845)

NET ASSETS — 100.00%		$5,709,074

*    Non-income producing security.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2014 (Unaudited)

(a)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	28.92%
Consumer Discretionary	18.74%
Information Technology	16.81%
Consumer Staples	12.03%
Health Care	6.53%
Industrials	5.56%
Telecom Services	4.20%
Energy	2.42%
Materials	1.34%
Utilities	1.21%
Other*	2.24%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and
Fund share transactions and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

June 30, 2014 (Unaudited)

Shares		Value

Common Stocks — 84.18%
Brazil — 5.36%
8,000	Cia Hering	$80,308
5,200	Porto Seguro SA	74,276
3,900	Totvs SA	67,162
5,250	Wilson Sons Ltd. BDR	79,243

		300,989

Chile — 4.41%
27,000	Coca-Cola Embonor SA - Class B Preference Shares	48,823
1,600	Inversiones Aguas Metropolitanas SA ADR	51,744
40,000	Parque Arauco SA	73,054
31,300	Sonda SA	73,578

		247,199

China — 10.70%
28,000	Asia Satellite Telecommunications Holdings Ltd.	106,002
140,000	CITIC Telecom International Holdings Ltd.	52,739
3,700	Hollysys Automation Technologies Ltd.*	90,613
170,000	Sino Biopharmaceutical Ltd.	137,854
144,000	Tao Heung Holdings Ltd.	81,791
4,000	WuXi PharmaTech Cayman, Inc. ADR*	131,440

		600,439

Hong Kong — 3.45%
108,000	Pacific Basin Shipping Ltd.	67,155
38,300	Samsonite International SA	126,252

		193,407

Indonesia — 4.37%
1,850,000	Ace Hardware Indonesia Tbk PT	137,422
120,000	Bank Tabungan Pensiunan Nasional Tbk PT*	43,034
2,200,000	Pakuwon Jati Tbk PT	64,857

		245,313

Jordan — 2.15%
4,200	Hikma Pharmaceuticals Plc	120,547

Malaysia — 4.00%
172,000	CapitaMalls Malaysia Trust REIT	79,258
12,000	LPI Capital Berhad	63,165
120,000	Oldtown Berhad	82,209

		224,632

Mexico — 3.86%
27,000	Corp. Inmobiliaria Vesta SAB de CV	56,733

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value

4,200	Grupo Aeroportuario del Pacifico SAB de CV - Series B	$28,444
20,000	Grupo Herdez SAB de CV	61,109
41,300	Grupo Sports World SAB de CV*	70,035

		216,321

Nigeria — 1.11%
150,000	Guaranty Trust Bank Plc	26,689
4,000	Guaranty Trust Bank Plc GDR	35,551

		62,240

Oman — 1.64%
52,000	BankMuscat SAOG	91,817

Peru — 0.70%
11,000	Grana y Montero SA	39,307

Philippines — 2.92%
58,000	Security Bank Corp.	163,861

Singapore — 1.15%
30,000	OSIM International Ltd.	64,750

South Africa — 6.22%
15,000	Clicks Group Ltd.	89,574
8,700	Discovery Ltd.	79,488
22,000	Howden Africa Holdings Ltd.	98,344
10,000	Oceana Group Ltd.	81,815

		349,221

South Korea — 8.52%
180	Amorepacific Corp. - Preference Shares	124,528
1,000	Coway Co. Ltd.	83,698
8,300	DGB Financial Group, Inc.	124,296
490	Hyundai Home Shopping Network Corp.	71,200
590	LS Industrial Systems Co. Ltd.	38,426
800	Youngone Corp.	35,912

		478,060

Taiwan — 13.37%
11,000	Airtac International Group	118,451
50,000	Chroma ATE, Inc.	139,952
11,500	Giant Manufacturing Co. Ltd.	89,574
4,000	Ginko International Co. Ltd.	69,274
22,000	Lumax International Corp. Ltd.	52,894
35,000	Pacific Hospital Supply Co. Ltd.	93,431
10,000	Standard Foods Corp. GDR	138,863

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value

20,000	Yungtay Engineering Co. Ltd.	$47,542

		749,981

Thailand — 9.21%
47,000	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	147,014
85,000	Delta Electronics Thailand Public Co. Ltd. - FOR	163,838
48,000	MK Restaurants Group Public Co. Ltd. - FOR	91,725
16,000	Robinson Department Store Public Co. Ltd. - FOR	28,112
6,200	Siam City Cement Public Co. Ltd. - FOR	85,944

		516,633

Turkey — 1.04%
1,800	Turk Traktor ve Ziraat Makineleri AS	58,623

Total Common Stocks		4,723,340

(Cost $4,407,194)

Equity Linked Securities — 6.90%
India — 6.90%
22,000	Godrej Industries Ltd.	133,748
6,500	Ipca Laboratories Ltd.	94,871
20,000	Marico Ltd.	81,154
5,000	Sundaram Finance Ltd.	77,413

Total Equity Linked Securities		387,186

(Cost $293,235)

Exchange Traded Funds — 5.52%
India — 5.52%
6,000	Market Vectors India Small-Cap Index ETF	309,900

Total Exchange Traded Funds		309,900

(Cost $179,322)

Preferred Stock — 0.00%
Philippines — 0.00%
58,000	Security Bank Corp.(a)	133

Total Preferred Stock		133

(Cost $133)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value

Investment Company — 3.77%
211,187	Dreyfus Cash Management, Institutional Shares	$211,187

Total Investment Company		211,187

(Cost $211,187)

Total Investments		$5,631,746
(Cost 5,091,071)(b) — 100.37%

Liabilities in excess of other assets — (0.37)%		(20,630)

NET ASSETS — 100.00%		$5,611,116

*	Non-income producing security.
(a)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	21.40%
Consumer Discretionary	17.12%
Consumer Staples	12.62%
Health Care	11.54%
Information Technology	10.48%
Industrials	10.26%
Materials	3.91%
Telecom Services	2.83%
Utilities	0.92%
Other*	8.92%

100.00%

*	Includes cash, Exchange Traded Funds, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2014 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 13.11%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$159,257
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	151,140
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,703
237,637	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.04%, 12/25/34(b)	236,750
167,378	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.81%, 4/25/36(b)	166,854
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	253,192
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	264,252
100,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	100,471
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	150,966
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	250,454
224,191	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 0.62%, 2/25/35(b)	217,101

Total Asset Backed Securities		2,101,140

(Cost $2,100,539)

Collateralized Mortgage Obligations — 8.14%
99,542	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 0.99%, 2/25/35(b)	98,785
226,458	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.44%, 12/25/35(a)(b)	219,522
250,000	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.99%, 6/28/47(a)(b)	252,921
192,403	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.84%, 2/25/35(b)	195,079
230,521	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.39%, 8/26/35(a)(b)	231,759
70,507	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	70,370
236,761	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	236,765

Total Collateralized Mortgage Obligations		1,305,201

(Cost $1,311,032)

Corporate Bonds — 67.46%
Banks — 15.26%
225,000	Amsouth Bank, N.A., 5.20%, 4/1/15	232,109

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value

$250,000	Bank of America, N.A., 1.13%, 11/14/16	$250,177
250,000	Bank of America, N.A., 5.30%, 3/15/17	274,959
250,000	Branch Banking & Trust Co., 0.55%, 9/13/16(b)	249,003
250,000	Citigroup, Inc., 5.50%, 2/15/17	274,941
200,000	Fifth Third Bank, 2.38%, 4/25/19	202,597
200,000	ING Bank NV, 3.75%, 3/7/17(a)	212,734
250,000	JPMorgan Chase Bank, N.A., 5.88%, 6/13/16	273,522
250,000	PNC Funding Corp., 5.63%, 2/1/17	276,507
200,000	Wachovia Corp., 0.50%, 6/15/17(b)	199,726

		2,446,275

Consumer Discretionary — 1.56%
250,000	Toyota Motor Credit Corp., 1.13%, 5/16/17	250,446

Finance - Diversified — 7.13%
150,000	American Tower Corp. REIT, 7.00%, 10/15/17	174,563
250,000	Bear Stearns Cos. LLC (The), 0.62%, 11/21/16(b)	249,765
250,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	290,407
200,000	Murray Street Investment Trust I, 4.65%, 3/9/17(c)	216,156
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	211,941

		1,142,832

Health Care — 1.56%
250,000	Actavis Funding SCS, 2.45%, 6/15/19(a)	250,700

Industrials — 7.64%
180,000	B/E Aerospace, Inc., 6.88%, 10/1/20	195,525
150,000	Case New Holland, Inc., 7.88%, 12/1/17	174,750
100,000	CSX Corp., 5.60%, 5/1/17	111,599
200,000	CSX Corp., 7.90%, 5/1/17	232,638
65,000	Eaton Corp., 5.60%, 5/15/18	74,166
200,000	L-3 Communications Corp., 3.95%, 11/15/16	212,593
200,000	Owens Corning, 6.50%, 12/1/16	223,051

		1,224,322

Information Technology — 2.95%
200,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	199,762
250,000	Xerox Corp., 6.40%, 3/15/16	273,092

		472,854

Insurance — 6.09%
200,000	American International Group, Inc., 8.25%, 8/15/18	248,482
100,000	Genworth Holdings, Inc., 6.52%, 5/22/18	115,633
150,000	Genworth Holdings, Inc., 8.63%, 12/15/16	175,366
200,000	ING US, Inc., 2.90%, 2/15/18	207,248
201,000	Prudential Financial, Inc., 6.00%, 12/1/17	230,157

		976,886

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value

Materials — 5.10%
$150,000	ArcelorMittal, 5.00%, 2/25/17	$158,625
150,000	CF Industries, Inc., 6.88%, 5/1/18	176,357
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	257,054
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	225,595

		817,631

Media — 2.63%
150,000	CBS Corp., 4.63%, 5/15/18	164,238
200,000	Time Warner Cable, Inc., 8.75%, 2/14/19	256,495

		420,733

Oil & Gas — 9.00%
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	233,132
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	125,554
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	156,185
135,000	Marathon Oil Corp., 6.00%, 10/1/17	154,342
200,000	Newfield Exploration Co., 6.88%, 2/1/20	212,000
100,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	109,427
200,000	Plains Exploration & Production Co., 6.50%, 11/15/20	223,250
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	228,588

		1,442,478

Telecommunication Services — 7.16%
300,000	AT&T, Inc., 5.80%, 2/15/19	349,052
200,000	CenturyLink, Inc., 5.15%, 6/15/17	216,000
300,000	Verizon Communications, Inc., 1.00%, 6/17/19(b)	303,642
250,000	Vodafone Group Plc, 5.63%, 2/27/17	278,199

		1,146,893

Utilities — 1.38%
200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	221,110

Total Corporate Bonds		10,813,160

(Cost $10,748,206)

Municipal Bonds — 0.62%
California — 0.62%
100,000	University of California Revenue Bonds, Series Y-1, 0.65%, 7/1/41(b)	100,128

Total Municipal Bonds		100,128

(Cost $100,000)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 2.13%
Fannie Mae — 0.98%
$ 11,534	Series 2001-70, Class OF, 1.10%, 10/25/31(b)	$11,753
21,606	Series 2002-55, Class QE, 5.50%, 9/25/17	22,636
25,952	Series 2005-68, Class BC, 5.25%, 6/25/35	28,187
8,864	Series 2009-87, Class FX, 0.90%, 11/25/39(b)	9,012
80,887	Series 2012-3, Class EA, 3.50%, 10/25/29	84,916

		156,504

Freddie Mac — 1.15%
9,702	Series 2448, Class FT, 1.15%, 3/15/32(b)	9,908
10,081	Series 2488, Class FQ, 1.15%, 3/15/32(b)	10,305
73,924	Series 2627, Class MW, 5.00%, 6/15/23	80,750
10,510	Series 3725, Class A, 3.50%, 9/15/24	11,061
11,279	Series 3770, Class FP, 0.65%, 11/15/40(b)	11,338
60,110	Series 4027, Class GD, 2.00%, 10/15/25	60,898

		184,260

Total U.S. Government Agency Backed Mortgages		340,764

(Cost $335,808)

U.S. Treasury Obligations — 2.49%
U.S. Treasury Bills — 2.49%
200,000	0.02%, 7/3/14(d)	200,000
200,000	0.02%, 7/31/14(d)	199,995

Total U.S. Treasury Obligations		399,995

(Cost $399,997)

Shares
Investment Company — 10.49%
1,682,140	RBC Prime Money Market Fund, Institutional Class 1(e)	1,682,140

Total Investment Company		1,682,140

(Cost $1,682,140)

Total Investments		$16,742,528
(Cost 16,677,722)(f) — 104.44%

Liabilities in excess of other assets — (4.44)%		(712,463)

NET ASSETS — 100.00%		$16,030,065

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Represents effective yield to maturity on date of purchase.
(e)	Affiliated investment.
(f)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of June 30, 2014:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	20	June, 2016	$13,250	USD	4,914,750	Barclays Plc

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Five Year U.S. Treasury Bonds	18	September, 2014	$633	USD	2,150,930	Barclays Plc

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2014 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 14.82%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$159,257
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	151,140
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,703
237,637	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.04%, 12/25/34(b)	236,750
150,000	CNH Equipment Trust, Series 2014-B, Class A3, 0.91%, 5/15/19	149,948
165,870	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.81%, 4/25/36(b)	165,350
120,000	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.77%, 3/19/18	120,100
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	253,192
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	264,252
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	250,454
21,929	Structured Asset Securities Corp., Series 2004-GEL2, Class A2, 0.80%, 5/25/34(b)	21,872
224,191	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.62%, 2/25/35(b)	217,101

Total Asset Backed Securities		2,140,119

(Cost $2,140,892)

Collateralized Mortgage Obligations — 7.87%
226,458	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.44%, 12/25/35(a)(b)	219,522
250,000	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.99%, 6/28/47(a)(b)	252,921
192,403	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.84%, 2/25/35(b)	195,079
230,521	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.39%, 8/26/35(a)(b)	231,759
236,761	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	236,765

Total Collateralized Mortgage Obligations		1,136,046

(Cost $1,142,434)

Corporate Bonds — 50.52%
Banks — 22.24%
250,000	Amsouth Bank, N.A., 5.20%, 4/1/15	257,899
200,000	Bank of America Corp., 5.25%, 12/1/15	211,336
250,000	Bank of America, N.A., 1.13%, 11/14/16	250,178

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value

$ 25,000	Bank of Montreal, 0.70%, 9/11/15(b)	$25,112
90,000	Bank of Montreal, 0.83%, 4/9/18(b)	90,603
50,000	Bank of Nova Scotia, 0.63%, 3/15/16(b)	50,165
250,000	Branch Banking & Trust Co., 0.55%, 9/13/16(b)	249,004
175,000	Capital One Financial Corp., 0.86%, 11/6/15(b)	175,854
250,000	Citigroup, Inc., 0.90%, 11/15/16(b)	251,289
150,000	Citigroup, Inc., 3.95%, 6/15/16	158,261
250,000	Fifth Third Bancorp, 0.65%, 12/20/16(b)	248,234
200,000	ING Bank NV, 2.00%, 9/25/15(a)	203,218
250,000	ING Bank NV, 3.00%, 9/1/15(a)	256,341
250,000	JPMorgan Chase Bank, N.A., 5.88%, 6/13/16	273,522
250,000	Morgan Stanley, 6.00%, 4/28/15	261,627
250,000	Wachovia Corp., 0.60%, 10/15/16(b)	249,553

		3,212,196

Consumer Discretionary — 4.94%
175,000	Anheuser-Busch InBev Finance, Inc., 0.42%, 1/27/17(b)	175,224
25,000	Coca-Cola Co. (The), 0.34%, 11/1/16(b)	25,023
185,000	ConAgra Foods, Inc., 1.35%, 9/10/15	186,367
225,000	CVS Caremark Corp., 1.20%, 12/5/16	226,375
100,000	Whirlpool Corp., 1.35%, 3/1/17	100,065

		713,054

Consumer Staples — 1.39%
200,000	McKesson Corp., 0.64%, 9/10/15(b)	200,380

Finance - Diversified — 4.29%
150,000	American Tower Corp. REIT, 7.00%, 10/15/17	174,563
150,000	Bear Stearns Cos LLC (The), 0.62%, 11/21/16(b)	149,859
225,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	261,367
14,000	General Electric Capital Corp., 1.26%, 7/2/15(b)	14,137
20,000	PACCAR Financial Corp., 0.83%, 12/6/18(b)	20,183

		620,109

Health Care — 1.69%
150,000	Express Scripts Holding Co., 1.25%, 6/2/17	149,736
95,000	UnitedHealth Group, Inc., 0.35%, 8/28/14(b)	95,010

		244,746

Industrials — 1.77%
100,000	L-3 Communications Corp., 3.95%, 11/15/16	106,297
132,000	Owens Corning, 6.50%, 12/1/16	147,214
2,000	United Technologies Corp., 0.73%, 6/1/15(b)	2,009

		255,520

Information Technology — 2.53%
140,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	139,834

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value

$ 7,000	Oracle Corp., 0.81%, 1/15/19(b)	$7,056
200,000	Xerox Corp., 6.40%, 3/15/16	218,473

		365,363

Insurance — 1.50%
185,000	Genworth Holdings, Inc., 8.63%, 12/15/16	216,284

Materials — 1.27%
175,000	ArcelorMittal, 9.50%, 2/15/15	183,531

Media — 0.87%
125,000	Walt Disney Co. (The), 0.54%, 5/30/19(b)	125,160

Oil & Gas — 3.59%
150,000	Enbridge, Inc., 0.68%, 6/2/17(b)	150,302
175,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	182,216
170,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	186,027

		518,545

Telecommunication Services — 3.68%
250,000	Verizon Communications, Inc., 1.00%, 6/17/19(b)	253,035
250,000	Vodafone Group Plc, 5.63%, 2/27/17	278,199

		531,234

Utilities — 0.76%
100,000	Southwestern Electric Power Co., 5.55%, 1/15/17	110,555

Total Corporate Bonds		7,296,677

(Cost $7,282,054)

U.S. Government Agency Backed Mortgages — 17.08%
Fannie Mae — 11.02%
170,814	Pool #254235, 6.00%, 3/1/17	179,588
193,463	Pool #725098, 5.50%, 12/1/18	205,644
94,709	Pool #739413, 5.00%, 10/1/18	100,611
170,895	Pool #888467, 6.00%, 6/1/22	187,700
211,288	Pool #AL0202, 4.00%, 4/1/21	224,411
21,236	Series 2002-73, Class OE, 5.00%, 11/25/17	22,348
142,197	Series 2003-120, Class BL, 3.50%, 12/25/18	148,462
49,715	Series 2003-55, Class CD, 5.00%, 6/25/23	54,574
85,951	Series 2004-3, Class BE, 4.00%, 2/25/19	90,350
46,043	Series 2006-128, Class AP, 5.50%, 4/25/36	47,231
21,471	Series 2009-36, Class AB, 4.00%, 5/25/23	22,136
77,842	Series 2011-23, Class AB, 2.75%, 6/25/20	80,299
224,989	Series 2012-1, Class GB, 2.00%, 2/25/22	228,491

		1,591,845

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value

Freddie Mac — 5.96%
$ 21,267	Series 2543, Class NM, 5.00%, 12/15/17	$22,416
119,911	Series 2649, Class QH, 4.50%, 7/15/18	126,707
69,316	Series 2675, Class CK, 4.00%, 9/15/18	72,971
77,815	Series 2761, Class CB, 4.00%, 3/15/19	82,023
42,870	Series 3484, Class DA, 5.00%, 9/15/22	43,264
163,278	Series 3710, Class AB, 2.00%, 8/15/20	166,517
146,936	Series 3726, Class BA, 2.00%, 8/15/20	148,795
185,963	Series 3852, Class EA, 4.50%, 12/15/21	198,257

		860,950

Ginnie Mae — 0.10%
14,183	Series 2010-6, Class BP, 2.25%, 3/16/33	14,237

Total U.S. Government Agency Backed Mortgages		2,467,032

(Cost $2,459,840)

U.S. Treasury Obligations — 3.57%
U.S. Treasury Bills — 3.57%
200,000	0.03%, 8/7/14(c)	199,995
190,000	0.02%, 7/31/14(c)	189,995
125,000	0.02%, 7/3/14(c)	125,000

Total U.S. Treasury Obligations		514,990

(Cost $514,991)

Shares
Investment Company — 11.37%
1,642,886	RBC Prime Money Market Fund, Institutional Class 1(d)	1,642,886

Total Investment Company		1,642,886

(Cost $1,642,886)

Total Investments		$15,197,750
(Cost 15,183,097)(e) — 105.23%

Liabilities in excess of other assets — (5.23)%		(755,907)

NET ASSETS — 100.00%		$14,441,843

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2014 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Affiliated investment.
(e)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of June 30, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	1	March, 2016	$ (263)	USD	246,800	Barclays Plc
90-Day Euro Dollar	1	June, 2016	(300)	USD	246,100	Barclays Plc
90-Day Euro Dollar	1	September, 2016	(325)	USD	245,388	Barclays Plc
90-Day Euro Dollar	1	December, 2016	(375)	USD	244,688	Barclays Plc
Two Year U.S. Treasury Bonds	9	September, 2014	797	USD	1,977,141	Barclays Plc

Total			$ (466)

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 Portfolios. This report includes the following four investment portfolios (“Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and are generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less then 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North America close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North America daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

—    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2014 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Emerging Markets Equity Fund	$1,881,670(a)	$3,837,481(a)	$25,768	$5,744,919
Emerging Markets Small Cap Equity Fund	1,237,056(a)	4,394,557(a)	133	5,631,746
Short Duration Fixed Income Fund	—	16,742,528(a)	—	16,742,528
Ultra-Short Fixed Income Fund	1,642,886(b)	13,554,864(a)	—	15,197,750

Other Financial Instruments*
Short Duration Fixed Income Fund	13,883	—	—	13,883
Ultra-Short Fixed Income Fund	797	—	—	797

Liabilities:
Other Financial Instruments*
Ultra-Short Fixed Income Fund	(1,263)	—	—	(1,263)

(a)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(b)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended June 30, 2014, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund
	Preferred Stock	Preferred Stock
Balance as of 12/20/13* (value)	$—	$—
Purchases	25,761	133
Change in unrealized appreciation (depreciation)**	7	—

Balance as of 6/30/14 (value)	$25,768	$133

* commencement of operations.

** Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2014.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2014, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Derivatives

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of June 30, 2014, see the following section for financial futures contracts.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $18,004 and $14,926 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2014
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized appreciation on futures contracts	$13,883	$797

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized depreciation on futures contracts	$—	$1,263

* For open derivative instruments as of June 30, 2014, see the preceding tables on the Schedule of Portfolio Investments for financial futures contracts.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of June 30, 2014, the Funds had no outstanding TBA commitments.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended March 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$ 5,295,191	$566,198	$(116,470)	$449,728
Emerging Markets Small Cap Equity Fund	5,091,179	671,337	(130,770)	540,567
Short Duration Fixed Income Fund	16,677,722	83,827	(19,021)	64,806
Ultra-Short Fixed Income Fund	15,183,097	31,792	(17,139)	14,653

As of March 31, 2014, the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $48,338, $19,125 and $16,135, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any deferred qualified late-year capital or ordinary losses.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 27, 2014

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	August 27, 2014

*	Print the name and title of each signing officer under his or her signature.